Changes in Benefits Obligations and Plan Assets, Pension (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 537,465	$ 476,590
Service cost	32,808	30,359	$ 27,056
Interest cost	17,995	20,119	18,039
Benefits paid	(26,932)	(24,147)
Plan settlements/curtailments	(272)
Actuarial (gains)/losses	27,982	28,166
Acquisitions and transfers		6,378
Benefit Obligation at End of Year	589,046	537,465	476,590
Balance at Beginning of Period	327,427	282,113
Actual return on plan assets	(21,742)	11,076
Employer contributions	35,735	53,327
Plan settlements/curtailments	(272)
Acquisitions and transfers		5,058
Balance at End of Period	314,216	327,427	282,113
(Deficit) of plan assets versus benefit obligations at end of year	(274,830)	(210,038)
Net Amount Recognized	(274,830)	(210,038)
Accumulated Benefit Obligation	483,944	441,306
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	191,386	202,168
Service cost	4,061	4,611	4,375
Interest cost	5,070	7,184	7,382
Benefits paid	(7,078)	(6,066)
Participant contributions	830	773
Plan amendments	(349)
Plan settlements/curtailments	(630)
Actuarial (gains)/losses	1,778	7,738
Acquisitions and transfers		781
Premiums paid	(121)	(128)
Currency exchange rate changes	(7,883)	(25,675)
Benefit Obligation at End of Year	187,064	191,386	202,168
Balance at Beginning of Period	176,437	177,079
Actual return on plan assets	1,619	21,867
Employer contributions	6,042	5,601
Plan settlements/curtailments	(595)
Currency exchange rate changes	(7,670)	(22,689)
Balance at End of Period	169,464	176,437	$ 177,079
(Deficit) of plan assets versus benefit obligations at end of year	(17,600)	(14,949)
Net Amount Recognized	(17,600)	(14,949)
Accumulated Benefit Obligation	$ 175,394	$ 179,998